Income Taxes (Deferred Tax Assets and Deferred Tax Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$ 25,689	$ 24,849
Other real estate owned	3,224	3,453
Impairment charges on available-for-sale securities	5,959	5,618
Accrued expenses	137	268
Other	7,411	5,809
Total deferred tax assets	42,420	39,997
Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(18,266)	(18,314)
Net unrealized gains on available for sale investment securities	(1,171)	(6,182)
Identified intangible assets and goodwill	(20,169)	(18,787)
Other	(13,099)	(12,303)
Total deferred tax liabilities	52,705	55,586
Total deferred tax liabilities	$ (10,285)	$ (15,589)